Schedule of Fair Value of Earnout Liability (Details) - $ / shares		9 Months Ended		12 Months Ended
	Dec. 21, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term		6 years 1 month 6 days		6 years 9 months 18 days
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility			54.80%	54.80%	52.40%
Risk-free rate			3.90%	3.90%	3.60%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility			55.60%	55.60%	54.40%
Risk-free rate			4.40%	4.40%	4.20%
Earnout Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 10.66	$ 0.77		$ 1.06
Expected volatility	50.00%	80.00%		70.00%
Risk-free rate	3.90%	3.90%		3.60%
Contractual term	8 years	6 years 6 months		7 years 2 months 12 days
PIPE Make Whole Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 10.17	$ 0.77		$ 1.06
Expected volatility	49.00%	59.00%		55.70%
Risk-free rate	5.40%
Contractual term	4 months
PIPE Make Whole Liability [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate		3.80%		3.50%
Contractual term		9 months 18 days		1 year 1 month 6 days
PIPE Make Whole Liability [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate		4.00%		3.90%
Contractual term		5 years		5 years 1 month 6 days